Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line items]
Financial assets	£ 8,390.1	£ 8,558.7
Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	7,889.7	8,054.2
Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	500.4	504.5
0-30 days [member]
Disclosure of financial assets [Line items]
Financial assets	1,736.6	1,702.3
0-30 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	1,629.6	1,611.0
0-30 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	107.0	91.3
31-90 days [member]
Disclosure of financial assets [Line items]
Financial assets	583.6	699.9
31-90 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	577.0	683.6
31-90 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	6.6	16.3
91-180 days [member]
Disclosure of financial assets [Line items]
Financial assets	147.7	163.3
91-180 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	143.0	156.6
91-180 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	4.7	6.7
181 days - 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	59.1	49.1
181 days - 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	48.8	37.2
181 days - 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	10.3	11.9
Greater than 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	65.3	63.5
Greater than 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	24.7	20.2
Greater than 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	40.6	43.3
Neither past due nor impaired [member]
Disclosure of financial assets [Line items]
Financial assets	5,797.8	5,880.6
Neither past due nor impaired [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	5,466.6	5,545.6
Neither past due nor impaired [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	£ 331.2	£ 335.0